As filed with the Securities and Exchange Commission on December 5, 2003

Registration No. 333-61366

811-10385

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.____ ☐	Post-Effective Amendment No. 17 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 21 ☒

(Check appropriate box or boxes)

Pacific Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices )                    (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis

Assistant Vice President and Investment Counsel of

Pacific Life Insurance Company

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 9, 2003 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on         (date)         pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement for Pacific Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 15, which was filed pursuant to Rule 485(b) for the purpose of delaying PEAs Nos. 11, 13, and 14, which were incorporated by reference in their entirety into PEA No. 15. PEA No. 11 was filed pursuant to Rule 485(a)(1) on September 5, 2003 in order to add five Portfolio Optimization Funds to Pacific Funds. PEA No. 13 was filed on October 24, 2003 and PEA No. 14 was filed on November 7, 2003, both filed pursuant to Rule 485(b) for the purpose of updating and completing certain information contained in the Registrant’s PEA No. 11. All three PEAs, Nos. 11, 13, and 14, were scheduled to become effective on November 19, 2003. PEA No. 15 was scheduled to become effective on December 5, 2003. Accordingly, the contents of PEA No. 15, consisting of Part A (the Pacific Funds Portfolio Optimization Funds prospectus), Part B (the Pacific Funds combined Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 17 is intended to become effective on December 9, 2003.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 5th day of December, 2003.

PACIFIC FUNDS

By:	/s/ ROBIN S. YONIS
Robin S. Yonis, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post- Effective Amendment No. 17 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

Thomas C. Sutton*	Trustee and Chairman of the Board (Principal Executive Officer)	December 5, 2003

Glenn S. Schafer*	President and Trustee	December 5, 2003

Richard L. Nelson*	Trustee	December 5, 2003

Lyman W. Porter*	Trustee	December 5, 2003

Alan Richards*	Trustee	December 5, 2003

Lucie H. Moore*	Trustee	December 5, 2003

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	December 5, 2003

By: /s/ ROBIN S. YONIS		December 5, 2003

* Robin S. Yonis, as attorney in fact pursuant to power of attorney filed herewith.